RELATED PARTIRS TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2024
RELATED PARTIES TRANSACTIONS AND BALANCES
RELATED PARTIES TRANSACTIONS AND BALANCES

NOTE 18 -           RELATED PARTIES TRANSACTIONS AND BALANCES

Related parties balances

1)	Nature of relationships with related parties

Name	Relationship with the Company
Beijing Fu Sheng Xing Trading Co., LTD.	Wanrui Wanjia (Beijing) Science and Trade Co., Ltd. holds 60% of the shares, and Fushun Capital Co., Ltd. holds 40% of the shares.
Wanrui Wanjia (Beijing) Technology and Trade Co., LTD	Jinshang International Financial Leasing Co., Ltd. Legal Person Wu Zhe Holdings 100%
Wang Junying	Shareholders of Tianjin Runcheng
Wang Mingsheng	Shareholders of Ruikai Taifu
Wang Xiaohua	Shareholders of Zhongrui Xukai
Wang Zikang	Shareholders of Shiyuegongtu
Wang Xiaoqin	Shareholders of Shiyuegongtu
Wang Wenlong	Shareholders of Ruikai Taifu
Zhongrui Huatai (Beijing) Hospital Management Co. LTD	The legal representative of the Company is Wang Mingsheng, who holds 40% of the shares; Wang Wenlong is the major shareholder with a shareholding ratio of 60%
Tianjin Kangye Tiancheng Trading Co. LTD	Shareholder of Wang Mingsheng

2)	Related parties balances as of June 30, 2024 and 2023 (apart from those disclosed elsewhere in these consolidated financial statements) consisted of:

	June 30, 2024	June 30, 2023

Due from related parties
Beijing Fu Sheng Xing Trading Co., LTD.	$116,596	$131,249
Wanrui Wanjia (Beijing) Technology and Trade Co., LTD	411,912	65,584
Wang Junying	—	48,489
Wang Zikang	89,443	—
Wang Mingsheng	8,256	8,304
Total	$626,207	$253,626

	June 30, 2024	June 30, 2023

Due to Related parties
Bluesky LLC	$—	$464,000
Zhongrui Huatai (Beijing) Hospital Management Co. LTD	89,335	89,847
Wang Wenlong	13,760	—
Wang Xiaohua	43,136	45,183
Wang Xiaoqin	2,752,092	—
Tianjin Kangye Tiancheng Trading Co. LTD	34,402	34,597
Total	$2,932,725	$633,627